UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity®

Series Inflation-Protected
Bond Index -

Fund

Fidelity Series Inflation-Protected
Bond Index

Class F

Semiannual Report

June 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Series Inflation-Protected Bond Index Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Series Inflation-Protected Bond Index	.20%
Actual		$ 1,000.00	$ 1,051.70	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Class F	.10%
Actual		$ 1,000.00	$ 1,053.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of June 30, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	11.9	8.9
1 - 1.99%	49.8	44.6
2 - 2.99%	32.3	37.8
3 - 3.99%	5.9	8.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of June 30, 2011
6 months ago
Years	5.1	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	4.0	3.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	U.S. Government and U.S. Government Agency Obligations 99.3%		U.S. Government and U.S. Government Agency Obligations 99.2%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.8%
* Inflation-Protected Securities	99.3%	** Inflation-Protected Securities	99.2%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 193,600,362	$ 197,767,813
0.5% 4/15/15	295,325,091	308,357,055
0.625% 4/15/13	201,776,636	208,079,835
1.125% 1/15/21	453,218,882	471,164,918
1.25% 4/15/14	215,838,469	229,268,348
1.25% 7/15/20	389,721,090	412,583,347
1.375% 7/15/18	197,806,547	214,627,002
1.375% 1/15/20	253,668,248	272,317,469
1.625% 1/15/15	286,248,728	310,724,121
1.625% 1/15/18	200,609,670	220,576,996
1.875% 7/15/13	321,674,852	342,392,472
1.875% 7/15/15	260,750,715	287,682,500
1.875% 7/15/19	209,181,346	234,095,050
2% 1/15/14	329,409,565	355,246,288
2% 7/15/14	298,000,735	325,566,848
2% 1/15/16	253,169,132	281,574,349
2.125% 1/15/19	184,537,069	209,438,213
2.375% 1/15/17	225,672,449	257,577,693
2.5% 7/15/16	255,454,245	292,356,011
2.625% 7/15/17	192,841,968	224,339,440
3% 7/15/12	341,605,142	356,760,819
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $5,790,847,866)		6,012,496,587
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) # (Cost $4,793,000)	$ 4,793,007	4,793,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $5,795,640,866)		6,017,289,587
NET OTHER ASSETS (LIABILITIES) - 0.6%		36,934,961
NET ASSETS - 100%		$ 6,054,224,548
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,793,000 due 7/01/11 at 0.06%
BNP Paribas Securities Corp.	$ 773,910
Barclays Capital, Inc.	149,538
Mizuho Securities USA, Inc.	2,321,731
UBS Securities LLC	1,547,821
$ 4,793,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.3%
Short-Term Investments and Net Other Assets	0.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,793,000) - See accompanying schedule: Unaffiliated issuers (cost $5,795,640,866)		$ 6,017,289,587
Cash		76
Receivable for investments sold		7,002,607
Receivable for fund shares sold		4,506,806
Interest receivable		41,313,225
Total assets		6,070,112,301

Liabilities
Payable for investments purchased	$ 11,502,109
Payable for fund shares redeemed	3,496,250
Accrued management fee	509,656
Other affiliated payables	379,738
Total liabilities		15,887,753

Net Assets		$ 6,054,224,548
Net Assets consist of:
Paid in capital		$ 5,673,097,463
Undistributed net investment income		152,123,418
Accumulated undistributed net realized gain (loss) on investments		7,354,946
Net unrealized appreciation (depreciation) on investments		221,648,721
Net Assets		$ 6,054,224,548

Series Inflation-Protected Bond Index: Net Asset Value, offering price and redemption price per share ($4,465,655,813 ÷ 401,659,383 shares)		$ 11.12

Class F: Net Asset Value, offering price and redemption price per share ($1,588,568,735 ÷ 142,892,862 shares)		$ 11.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 14,936,677
Inflation principal income		152,122,503
Total income		167,059,180

Expenses
Management fee	$ 2,894,766
Transfer agent fees	2,240,864
Independent trustees' compensation	9,996
Miscellaneous	9,427
Total expenses		5,155,053
Net investment income (loss)		161,904,127
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,223,798
Change in net unrealized appreciation (depreciation) on investment securities		126,182,831
Net gain (loss)		134,406,629
Net increase (decrease) in net assets resulting from operations		$ 296,310,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 161,904,127	$ 46,722,779
Net realized gain (loss)	8,223,798	480,913
Change in net unrealized appreciation (depreciation)	126,182,831	92,366,734
Net increase (decrease) in net assets resulting from operations	296,310,756	139,570,426
Distributions to shareholders from net investment income	(9,781,294)	(12,239,216)
Distributions to shareholders from net realized gain	-	(35,790,497)
Total distributions	(9,781,294)	(48,029,713)
Share transactions - net increase (decrease)	618,593,624	4,110,118,925
Total increase (decrease) in net assets	905,123,086	4,201,659,638

Net Assets
Beginning of period	5,149,101,462	947,441,824
End of period (including undistributed net investment income of $152,123,418 and undistributed net investment income of $585, respectively)	$ 6,054,224,548	$ 5,149,101,462

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Inflation-Protected Bond Index

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.302	.147	.049
Net realized and unrealized gain (loss)	.245	.367	.184
Total from investment operations	.547	.514	.233
Distributions from net investment income	(.017)	(.040)	(.018)
Distributions from net realized gain	-	(.074)	(.025)
Total distributions	(.017)	(.114)	(.043)
Net asset value, end of period	$ 11.12	$ 10.59	$ 10.19
Total Return B	5.17%	5.06%	2.33%
Ratios to Average Net Assets E
Expenses before reductions	.20% A	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20% A
Net investment income (loss)	5.61% A	1.40%	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,465,656	$ 4,170,428	$ 908,383
Portfolio turnover rate	27% A	16%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period September 29, 2009 (commencement of operations) to December 31, 2009.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.307	.158	.048
Net realized and unrealized gain (loss)	.256	.357	.188
Total from investment operations	.563	.515	.236
Distributions from net investment income	(.023)	(.051)	(.021)
Distributions from net realized gain	-	(.074)	(.025)
Total distributions	(.023)	(.125)	(.046)
Net asset value, end of period	$ 11.12	$ 10.58	$ 10.19
Total Return B	5.32%	5.06%	2.36%
Ratios to Average Net Assets E
Expenses before reductions	.10% A	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	5.72% A	1.50%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,588,569	$ 978,674	$ 39,059
Portfolio turnover rate	27% A	16%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period September 29, 2009 (commencement of operations) to December 31, 2009.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Series Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Inflation-Protected Bond Index and Class F shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 222,708,325
Gross unrealized depreciation	(1,494,361)
Net unrealized appreciation (depreciation) on securities and other investments	$ 221,213,964

Tax cost	$ 5,796,075,623

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and interest expense, including commitment fees.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the Series Inflation-Protected Bond Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Inflation-Protected Bond Index	$ 2,240,864.10

* Annualized

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,427 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Series Inflation-Protected Bond Index	$ 7,015,916	$ 10,356,889
Class F	2,765,378	1,882,327
Total	$ 9,781,294	$ 12,239,216
From net realized gain
Series Inflation-Protected Bond Index	$ -	$ 29,146,520
Class F	-	6,643,977
Total	$ -	$ 35,790,497

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Series Inflation-Protected Bond Index
Shares sold	64,656,151	344,045,628	$ 692,200,686	$ 3,591,971,398
Reinvestment of distributions	642,051	3,742,860	7,015,914	39,503,409
Shares redeemed	(57,622,079)	(42,952,964)	(625,156,118)	(453,962,590)
Net increase (decrease)	7,676,123	304,835,524	$ 74,060,482	$ 3,177,512,217
Class F
Shares sold	61,018,087	88,785,093	$ 659,320,504	$ 934,236,926
Reinvestment of distributions	252,826	806,799	2,765,376	8,526,295
Shares redeemed	(10,840,619)	(962,828)	(117,552,738)	(10,156,513)
Net increase (decrease)	50,430,294	88,629,064	$ 544,533,142	$ 932,606,708

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR, or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SIB-S-SANN-0811
1.899332.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011